INCOME TAXES (Changes to deferred income tax assets and liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of fiscal year, net	$ (6,830)	$ 5,853
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	4,664	(12,665)
Business acquisitions	(376,637)	0
Other	658	(18)
Balance, end of fiscal year, net	(378,145)	(6,830)
Non-capital losses
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	(2,267)	19,419
Non-deductible reserves and accruals
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	29,440	31,097
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	4,455	(4,727)
Right of use assets and lease liability
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	155	(1,539)
Tax credits, capital losses, and other items
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	1,359	0
Intangible assets
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	(464)	(864)
Other
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	(679)	(1)
Impact of Barbados tax rate changes on the revaluation of deferred income tax assets and liabilities
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	0	(10,904)
Unrecognized deferred income tax assets
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	$ (27,335)	$ (45,146)